Business Combination - Summary of common stock outstanding following the consummation of business combination (Parenthetical) (Detail) - shares	Dec. 31, 2021	Dec. 31, 2020
Business Combinations [Abstract]
Unvested Shares Held By Sponsors	300,000	0